Consolidated Statements of Operations and Comprehensive Income (Loss) - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements of Operations and Comprehensive Income (Loss)
Revenue from mining operations	$ 11,228	$ 16,022	$ 31,746
Cost of sales	7,681	15,832	32,016
Mine operating income (loss)	3,547	190	(270)
Operating expenses
General and administrative expenses	3,566	2,902	3,193
Share-based payments	1,469	1,857	937
Loss before other items	(1,488)	(4,569)	(4,400)
Interest and other income	178	332	545
Unrealized gain (loss) on long-term investments	(423)	(124)	1,282
Fair value adjustment on warrant liability	1,581	(650)	520
Realized loss on warrants exercised	(1,106)	(2,733)	0
Foreign exchange loss	(61)	(811)	(663)
Project evaluation expenses	(176)	0	0
Finance cost	(52)	(211)	(84)
Accretion of reclamation provision	(47)	(99)	(104)
Interest expense	(24)	(25)	(64)
Loss from continuing operations before income taxes	(1,618)	(8,890)	(2,968)
Income taxes:
Current income tax expense	27	161	327
Deferred income tax recovery (expense)	(412)	1,569	960
Income tax recovery (expense)	439	(1,408)	(633)
Net loss from continuing operations	(2,057)	(7,482)	(2,335)
Loss from discontinued operations and on disposal	0	(169)	(29,126)
Net loss	(2,057)	(7,651)	(31,461)
Items that may be reclassified subsequently to income or loss:
Currency translation differences	(159)	(247)	1,603
Reclassification of foreign exchange on translation into net loss on sale of discontinued operations	0	0	(42)
Total comprehensive loss	$ (2,216)	$ (7,898)	$ (29,900)
Loss per share from continuing operations
Loss per share from continuing operations Basic	$ (0.02)	$ (0.09)	$ (0.03)
Loss per share from continuing operations Diluted	(0.02)	(0.09)	(0.03)
Loss per share
Loss per share Basic	(0.02)	(0.09)	(0.45)
Loss per share Diluted	$ (0.02)	$ (0.09)	$ (0.45)
Weighted average number of common shares outstanding
Weighted average number of common shares outstanding Basic	100,161,357	83,180,069	69,980,178
Weighted average number of common shares outstanding Diluted	100,161,357	83,180,069	69,980,178